UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21081

                  ALLIANCEBERNSTEIN BLENDED STYLE SERIES, INC.

               (Exact name of registrant as specified in charter)

             1345 Avenue of the Americas, New York, New York 10105
              (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: August 31, 2006

                     Date of reporting period: May 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

AllianceBernstein 2000 Retirement Strategy
Portfolio of Investments
May 31, 2006 (unaudited)

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------   ------   ------------
MUTUAL FUNDS - 112.2%
The AllianceBernstein Pooling Portfolios -
   Equity - 58.6%
Global Real Estate Investment Portfolio                     4,840      $ 57,210
International Growth Portfolio                              2,949        36,655
International Value Portfolio                               2,738        36,828
Small-Mid Cap Growth Portfolio                              1,157        14,599
Small-Mid Cap Value Portfolio                               1,292        14,562
U.S. Large Cap Growth Portfolio                             6,370        71,276
U.S. Value Portfolio                                        6,493        71,159
                                                                       --------
                                                                        302,289
                                                                       --------
The AllianceBernstein Pooling Portfolios - Fixed
   Income - 53.6%
High Yield Portfolio                                        2,604        26,016
Inflation Protected Securities Portfolio                    9,015        87,084
Intermediate Duration Bond Portfolio                       10,067        97,552
Short Duration Bond Portfolio                               6,642        65,620
                                                                       --------
                                                                        276,272
                                                                       --------
Total Investments - 112.2%
   (cost $581,898)                                                      578,561
Other assets less liabilities - (12.2)%                                 (63,081)
                                                                       --------
Net Assets - 100.0%                                                    $515,480
                                                                       ========

AllianceBernstein 2005 Retirement Strategy
Portfolio of Investments
May 31, 2006 (unaudited)

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------   ------   ------------
MUTUAL FUNDS - 99.3%
The AllianceBernstein Pooling Portfolios -
   Equity - 62.0%
Global Real Estate Investment Portfolio                    36,353     $  429,690
International Growth Portfolio                             27,210        338,221
International Value Portfolio                              25,258        339,720
Small-Mid Cap Growth Portfolio                             12,004        151,495
Small-Mid Cap Value Portfolio                              13,382        150,813
U.S. Large Cap Growth Portfolio                            57,380        642,082
U.S. Value Portfolio                                       58,488        641,034
                                                                      ----------
                                                                       2,693,055
                                                                      ----------
The AllianceBernstein Pooling Portfolios - Fixed
   Income - 37.3%
High Yield Portfolio                                       28,157        281,290
Inflation Protected Securities Portfolio                   63,836        616,654
Intermediate Duration Bond Portfolio                       64,622        626,183
Short Duration Bond Portfolio                               9,855         97,369
                                                                      ----------
                                                                       1,621,496
                                                                      ----------
Total Investments - 99.3%
   (cost $4,223,933)                                                   4,314,551
Other assets in excess of liabilities - 0.7%                              29,326
                                                                      ----------
Net Assets - 100.0%                                                   $4,343,877
                                                                      ==========

AllianceBernstein 2010 Retirement Strategy
Portfolio of Investments
May 31, 2006 (unaudited)

Company                                                    Shares   U.S. $ Value
-------------------------------------------------------   -------   ------------
MUTUAL FUNDS - 99.6%
The AllianceBernstein Pooling Portfolios -
   Equity - 69.9%
Global Real Estate Investment Portfolio                    62,109     $  734,130
International Growth Portfolio                             53,151        660,667
International Value Portfolio                              49,120        660,667
Small-Mid Cap Growth Portfolio                             26,156        330,083
Small-Mid Cap Value Portfolio                              29,289        330,083
U.S. Large Cap Growth Portfolio                           109,132      1,221,191
U.S. Value Portfolio                                      111,355      1,220,456
                                                                      ----------
                                                                       5,157,277
                                                                      ----------
The AllianceBernstein Pooling Portfolios - Fixed
   Income - 29.7%
High Yield Portfolio                                       51,426        513,741
Inflation Protected Securities Portfolio                   78,416        757,501
Intermediate Duration Bond Portfolio                       94,715        917,788
                                                                      ----------
                                                                       2,189,030
                                                                      ----------
Total Investments - 99.6%
   (cost $7,269,886)                                                   7,346,307
Other assets in excess of liabilities - 0.4%                              27,313
                                                                      ----------
Net Assets - 100.0%                                                   $7,373,620
                                                                      ==========

AllianceBernstein 2015 Retirement Strategy
Portfolio of Investments
May 31, 2006 (unaudited)

Company                                                    Shares   U.S. $ Value
-------------------------------------------------------   -------   ------------
MUTUAL FUNDS - 99.0%
The AllianceBernstein Pooling Portfolios -
   Equity - 76.5%
Global Real Estate Investment Portfolio                    63,188     $  746,880
International Growth Portfolio                             61,229        761,072
International Value Portfolio                              56,585        761,072
Small-Mid Cap Growth Portfolio                             31,450        396,901
Small-Mid Cap Value Portfolio                              35,188        396,567
U.S. Large Cap Growth Portfolio                           121,034      1,354,371
U.S. Value Portfolio                                      123,485      1,353,393
                                                                      ----------
                                                                       5,770,256
                                                                      ----------
The AllianceBernstein Pooling Portfolios - Fixed
   Income - 22.5%
High Yield Portfolio                                       52,332        522,799
Inflation Protected Securities Portfolio                   40,589        392,086
Intermediate Duration Bond Portfolio                       80,931        784,227
                                                                      ----------
                                                                       1,699,112
                                                                      ----------
Total Investments - 99.0%
   (cost $7,454,375)                                                   7,469,368
Other assets in excess of liabilities - 1.0%                              76,482
                                                                      ----------
Net Assets - 100.0%                                                   $7,545,850
                                                                      ==========

AllianceBernstein 2020 Retirement Strategy
Portfolio of Investments
May 31, 2006 (unaudited)

Company                                                    Shares   U.S. $ Value
-------------------------------------------------------   -------   ------------
MUTUAL FUNDS - 98.9%
The AllianceBernstein Pooling Portfolios -
   Equity - 83.3%
Global Real Estate Investment Portfolio                    67,693    $  800,129
International Growth Portfolio                             72,418       900,154
International Value Portfolio                              66,926       900,154
Small-Mid Cap Growth Portfolio                             37,278       470,447
Small-Mid Cap Value Portfolio                              41,743       470,447
U.S. Large Cap Growth Portfolio                           143,014     1,600,327
U.S. Value Portfolio                                      145,942     1,599,527
                                                                     ----------
                                                                      6,741,185
                                                                     ----------
The AllianceBernstein Pooling Portfolios - Fixed
   Income - 15.6%
High Yield Portfolio                                       56,063       560,070
Inflation Protected Securities Portfolio                    8,335        80,520
Intermediate Duration Bond Portfolio                       64,005       620,204
                                                                     ----------
                                                                      1,260,794
                                                                     ----------
Total Investments - 98.9%
   (cost $8,041,359)                                                  8,001,979
Other assets in excess of liabilities - 1.1%                             89,731
                                                                     ----------
Net Assets - 100.0%                                                  $8,091,710
                                                                     ==========

AllianceBernstein 2025 Retirement Strategy
Portfolio of Investments
May 31, 2006 (unaudited)

Company                                                    Shares   U.S. $ Value
-------------------------------------------------------   -------   ------------
MUTUAL FUNDS - 98.5%
The AllianceBernstein Pooling Portfolios -
   Equity - 89.9%
Global Real Estate Investment Portfolio                    91,170    $ 1,077,633
International Growth Portfolio                            106,215      1,320,249
International Value Portfolio                              98,249      1,321,452
Small-Mid Cap Growth Portfolio                             56,258        709,975
Small-Mid Cap Value Portfolio                              62,835        708,149
U.S. Large Cap Growth Portfolio                           210,107      2,351,096
U.S. Value Portfolio                                      214,614      2,352,174
                                                                     -----------
                                                                       9,840,728
                                                                     -----------
The AllianceBernstein Pooling Portfolios - Fixed
   Income - 8.6%
High Yield Portfolio                                       59,299        592,402
Intermediate Duration Bond Portfolio                       36,098        349,786
                                                                     -----------
                                                                         942,188
                                                                     -----------
Total Investments - 98.5%
   (cost $10,843,391)                                                 10,782,916
Other assets in excess of liabilities - 1.5%                             168,662
                                                                     -----------
Net Assets - 100.0%                                                  $10,951,578
                                                                     ===========

AllianceBernstein 2030 Retirement Strategy
Portfolio of Investments
May 31, 2006 (unaudited)

Company                                                    Shares   U.S. $ Value
-------------------------------------------------------   -------   ------------
MUTUAL FUNDS - 98.7%
The AllianceBernstein Pooling Portfolios -
   Equity - 97.0%
Global Real Estate Investment Portfolio                    45,375     $  536,329
International Growth Portfolio                             57,172        710,653
International Value Portfolio                              52,837        710,653
Small-Mid Cap Growth Portfolio                             31,101        392,490
Small-Mid Cap Value Portfolio                              34,786        392,043
U.S. Large Cap Growth Portfolio                           112,928      1,263,662
U.S. Value Portfolio                                      115,347      1,264,199
                                                                      ----------
                                                                       5,270,029
                                                                      ----------
The AllianceBernstein Pooling Portfolios - Fixed
   Income - 1.7%
High Yield Portfolio                                        6,706         66,995
Intermediate Duration Bond Portfolio                        2,765         26,790
                                                                      ----------
                                                                          93,785
                                                                      ----------
Total Investments - 98.7%
   (cost $5,348,339)                                                   5,363,814
Other assets in excess of liabilities - 1.3%                              68,838
                                                                      ==========
Net Assets - 100.0%                                                   $5,432,652
                                                                      ==========

AllianceBernstein 2035 Retirement Strategy
Portfolio of Investments
May 31, 2006 (unaudited)

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------   ------   ------------
MUTUAL FUNDS - 97.9%
The AllianceBernstein Pooling Portfolios -
   Equity - 97.9%
Global Real Estate Investment Portfolio                    31,798    $  375,853
International Growth Portfolio                             40,821       507,401
International Value Portfolio                              37,725       507,401
Small-Mid Cap Growth Portfolio                             22,337       281,890
Small-Mid Cap Value Portfolio                              25,012       281,890
U.S. Large Cap Growth Portfolio                            80,612       902,047
U.S. Value Portfolio                                       82,304       902,047
                                                                     ----------
                                                                      3,758,529
                                                                     ----------
Total Investments - 97.9%
   (cost $3,769,630)                                                  3,758,529
Other assets in excess of liabilities - 2.1%                             79,515
                                                                     ----------
Net Assets - 100.0%                                                  $3,838,044
                                                                     ==========

AllianceBernstein 2040 Retirement Strategy
Portfolio of Investments
May 31, 2006 (unaudited)

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------   ------   ------------
MUTUAL FUNDS - 102.9%
The AllianceBernstein Pooling Portfolios -
   Equity - 102.9%
Global Real Estate Investment Portfolio                    17,785    $  210,219
International Growth Portfolio                             22,832       283,796
International Value Portfolio                              21,100       283,796
Small-Mid Cap Growth Portfolio                             12,493       157,665
Small-Mid Cap Value Portfolio                              13,990       157,665
U.S. Large Cap Growth Portfolio                            45,087       504,526
U.S. Value Portfolio                                       46,033       504,526
                                                                     ----------
                                                                      2,102,193
                                                                     ----------
Total Investments - 102.9%
   (cost $2,118,868)                                                  2,102,193
Other assets less liabilities - (2.9)%                                  (59,961)
                                                                     ----------
Net Assets - 100.0%                                                  $2,042,232
                                                                     ==========

AllianceBernstein 2045 Retirement Strategy
Portfolio of Investments
May 31, 2006 (unaudited)

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------   ------   ------------
MUTUAL FUNDS - 100.5%
The AllianceBernstein Pooling Portfolios -
   Equity - 100.5%
Global Real Estate Investment Portfolio                    11,822    $  139,737
International Growth Portfolio                             15,177       188,645
International Value Portfolio                              14,026       188,645
Small-Mid Cap Growth Portfolio                              8,304       104,803
Small-Mid Cap Value Portfolio                               9,299       104,803
U.S. Large Cap Growth Portfolio                            29,970       335,368
U.S. Value Portfolio                                       30,599       335,368
                                                                     ----------
                                                                      1,397,369
                                                                     ----------
Total Investments - 100.5%
   (cost $1,398,217)                                                  1,397,369
Other assets less liabilities - (0.5)%                                   (7,411)
                                                                     ----------
Net Assets - 100.0%                                                  $1,389,958
                                                                     ==========

AllianceBernstein - Blended Style Funds -
U.S. Large Cap Portfolio
Portfolio of Investments
May 31, 2006 (unaudited)

Company                                                   Shares    U.S. $ Value
----------------------------------------------------   ---------   -------------
MUTUAL FUNDS - 100.3%
The AllianceBernstein Pooling Portfolios -
   Equity - 100.3%
U.S. Large Cap Growth Portfolio                        6,864,387   $ 76,812,486
U.S. Value Portfolio                                   7,170,612     78,589,912
                                                                   ------------
                                                                    155,402,398
                                                                   ------------
Total Investments - 100.3%
   (cost $121,242,370)                                              155,402,398
Other assets less liabilities - (0.3)%                                 (490,614)
                                                                   ------------
Net Assets - 100.0%                                                $154,911,784
                                                                   ============

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ----------------------
3 (a) (1)     Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)     Certification of Principal Financial Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant AllianceBernstein Blended Style Series, Inc.


By: /s/ Marc O. Mayer
    ---------------------------------
    Marc O. Mayer
    President

Date: July 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    ---------------------------------
    Marc O. Mayer
    President

Date: July 24, 2006


By: /s/ Mark D. Gersten
    ---------------------------------
    Mark D. Gersten
    Treasurer and Chief Financial Officer

Date: July 24, 2006